Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000244722
Shareholder Report [Line Items]
Fund Name	Absolute Capital Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CAPOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
AssetsNet	$ 51,294,354
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 289,403
InvestmentCompanyPortfolioTurnover	12.00%
C000244726
Shareholder Report [Line Items]
Fund Name	Absolute CEF Opportunities
Class Name	Institutional Shares
Trading Symbol	ACEFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture
Expenses Paid, Amount	$ 188
Expense Ratio, Percent	3.66%
AssetsNet	$ 7,673,517
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	140.00%
C000244724
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Institutional Shares
Trading Symbol	ARBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
AssetsNet	$ 1,260,613,137
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 6,228,807
InvestmentCompanyPortfolioTurnover	12.00%
C000244723
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Investor Shares
Trading Symbol	ARBOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
AssetsNet	$ 1,260,613,137
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 6,228,807
InvestmentCompanyPortfolioTurnover	12.00%
C000244725
Shareholder Report [Line Items]
Fund Name	Absolute Flexible Fund
Class Name	Institutional Shares
Trading Symbol	FLXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
AssetsNet	$ 31,436,309
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 124,728
InvestmentCompanyPortfolioTurnover	40.00%
C000215804
Shareholder Report [Line Items]
Fund Name	Absolute Select Value ETF
Trading Symbol	ABEQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 267-3383
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 117,210,571
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 334,346
InvestmentCompanyPortfolioTurnover	6.00%
C000239618
Shareholder Report [Line Items]
Fund Name	Dean Equity Income Fund
Trading Symbol	DAEIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	3.71%	6.71%
Russell 1000® Index	17.75%	21.28%
Russell 1000® Value Index	9.44%	12.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/equity-income-fund/ for updated performance information.

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 88,386,966
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 177,791
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,386,966
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$177,791
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	3.4%
Materials	4.5%
Technology	5.8%
Communications	5.9%
Energy	6.9%
Health Care	9.2%
Industrials	9.5%
Real Estate	9.9%
Utilities	12.7%
Consumer Staples	14.2%
Financials	16.0%

C000044154
Shareholder Report [Line Items]
Fund Name	Dean Mid Cap Value Fund
Trading Symbol	DALCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	7.60%	15.47%	10.65%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/mid-cap-value-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 217,560,608
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 636,500
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$217,560,608
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$636,500
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.8%
Energy	4.7%
Materials	5.2%
Consumer Staples	6.2%
Real Estate	8.0%
Consumer Discretionary	8.0%
Health Care	8.6%
Utilities	9.2%
Technology	9.3%
Industrials	17.5%
Financials	18.1%

C000044155
Shareholder Report [Line Items]
Fund Name	Dean Small Cap Value Fund
Trading Symbol	DASCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	-0.62%	13.15%	7.50%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 3000® Index	17.41%	15.74%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 888-899-8343 or visit https://deanmutualfunds.com/small-cap-value-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,496,060
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 743,432
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$168,496,060
Number of Portfolio Holdings	63
Advisory Fee	$743,432
Portfolio Turnover	73%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	1.7%
Real Estate	2.5%
Consumer Staples	3.5%
Materials	4.9%
Energy	5.2%
Technology	12.5%
Financials	20.6%
Consumer Discretionary	20.8%
Industrials	27.9%